Lines of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lines of Credit
F.	LINES OF CREDIT

The Company has the following lines of credit with financial institutions at December 31 (in thousands):

	2019	2018
$400 million line of credit agreement expiring December 31, 2022. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by MSRs.	$251,000	$—
$125 million line of credit agreement which was closed during 2020. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by MSRs and is a sublimit of the $400 million repurchase agreement disclosed in Note G.	125,000	65,000
$125 million line of credit agreement which closed during the year ended December 31, 2019. Interest was at variable rates based on a spread to the one month LIBOR rate. Line was collateralized by MSRs.	—	70,096
$25 million line of credit agreement which was closed during the year ended December 31, 2019. Interest was at 6%.	—	25,000
$55 million line of credit agreement that was closed during the year ended December 31, 2019. Interest was at variable rates based on a spread to the one month LIBOR rate. Line was collateralized by MSRs and was a sublimit of the $200 million repurchase agreement disclosed in Note G.	—	—
$75 million unsecured line of credit agreement with an officer of the Company. Interest is at 4% and the line of credit is due on demand.	—	—

	$376,000	$160,096

F.	LINES OF CREDIT

The Company has the following lines of credit with financial institutions at December 31 (in thousands):

	2018	2017
$55 million line of credit agreement that expired on March 29, 2019. Interest was at variable rates based on a spread to the one month LIBOR rate. Line was collateralized by MSRs and is a sublimit of the $200 million repurchase agreement disclosed in Note G.	$—	$20,000
$100 million line of credit agreement expiring on July 9, 2019. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by MSRs and is a sublimit of the $225 million repurchase agreement disclosed in Note G. Line was increased to $125 million and subsequently closed during 2020.	65,000	35,000
$25 million line of credit agreement that expired on September 19, 2019. Interest at 6%.	25,000	10,000
$125 million line of credit agreement that was closed during 2019. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by MSRs.	70,096	—

	$160,096	$65,000

Operating Lines of Credit
Lines of Credit
E.	OPERATING LINES OF CREDIT

The Company had the following lines of credit with financial institutions at September 30, 2020 and at December 31, 2019 (in thousands):

	At September 30, 2020	At December 31, 2019
$400 million line of credit agreement expiring December 31, 2022. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by MSRs.	$320,300	$251,000
$125 million line of credit agreement expired on September 14, 2020. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by MSRs and is a sublimit of the $400 million repurchase agreement disclosed in Note F.	—	125,000

	$320,300	$376,000

Warehouse Line of Credit
Lines of Credit
F.	WAREHOUSE LINES OF CREDIT

The Company had the following warehouse lines of credit with financial institutions as of September 30, 2020 and as of December 31, 2019 (in thousands):

Warehouse Lines of Credit	Expiration Date	At September 30, 2020	At December 31, 2019
$250 Million	11/17/2020	$69,031	$355,540
$200 Million (2)	12/24/2020	118,282	150,229
$1.5 Billion	1/11/2021	776,789	510,954
$1.0 Billion	1/11/2021	510,672	513,645
$800 Million	3/5/2021	696,218	314,728
$2.0 Billion	5/7/2021	1,065,434	1,384,903
$150 Million	5/25/2021	105,831	133,196
$400 Million	6/23/2021	150,562	436,437
$2.0 Billion	7/1/2021	994,042	800,764
$200 Million	7/7/2021	176,064	156,632
$500 Million	7/23/2021	116,537	—
$750 Million	9/7/2021	1,586	—
$150 Million	9/19/2021	79,281	106,256
$400 Million (1)	9/23/2021	—	240,620
$250 Million	No expiration	52,877	85,683
$100 Million (3)	1/11/2021	—	—
$150 Million	No expiration	—	—
$300 Million (3)	12/31/2020	—	—

		$4,913,206	$5,189,587

(1)	Line had a $125 million MSR sublimit as disclosed in Note E.
(2)	Line had a $55 million MSR sublimit that was closed during the year ended December 31, 2019.
(3)	Line had zero borrowing capacity at September 30, 2020.

All interest rates are variable based on a spread to the one-month LIBOR rate.

As of September 30, 2020, the Company had pledged mortgage loans at fair value as collateral under the above warehouse lines of credit. The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements. The Company was in compliance with all debt covenants as of September 30, 2020.

G.	WAREHOUSE LINES OF CREDIT

The Company has the following warehouse lines of credit with financial institutions at December 31 (in thousands):

Warehouse Lines of Credit	Expiration Date	2019	2018
$600 Million	6/23/2021	$436,437	$298,513
$150 Million	5/25/2021	133,196	114,597
$1 Billion	7/7/2021	800,764	214,444
$200 Million	7/7/2021	156,632	150,832
$400 Million*	9/14/2020	240,620	138,112
$150 Million	9/19/2020	106,256	52,945
$400 Million	11/17/2020	355,540	252,855
$200 Million**	12/24/2020	150,229	126,447
$600 Million	1/11/2021	510,954	426,722
$600 Million	1/11/2021	513,645	318,878
$400 Million	3/5/2021	314,728	—
$250 Million	No expiration	85,683	81,019
$100 Million	12/31/2020	—	177,535
$1.5 Billion	5/7/2021	1,384,903	—
$300 Million	No expiration	—	—
$150 Million	No expiration	—	—

		$5,189,587	$2,352,899

*	Line has a $125 million MSR sublimit as disclosed in Note F.
**	Line had a $55 million MSR sublimit that was closed during the year ended December 31, 2019.

All interest rates are variable based on a spread to the one month LIBOR rate.

As of December 31, 2019 and 2018, the Company had pledged mortgage loans at fair value as collateral under the above warehouse lines of credit. The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements. The Company was in compliance with all debt covenants as of December 31, 2019.

G.	WAREHOUSE LINES OF CREDIT

The Company has the following warehouse lines of credit with financial institutions at December 31 (in thousands):

Warehouse Lines of Credit	Expiration Date	2018	2017
$600 million	3/27/2019	$298,513	$281,864
$175 million	3/29/2019	150,832	—
$125 million	6/3/2019	114,597	88,731
$300 million	6/6/2019	214,444	224,701
$225 million*	7/8/2019	138,112	113,354
$90 million	9/19/2019	52,945	51,431
$300 million	11/26/2019	252,855	111,501
$500 million	12/13/2019	426,722	299,050
$200 million**	12/27/2019	126,447	66,274
$500 million	1/13/2020	318,878	358,269
$250 million	12/31/2019	177,535	—
$500 million	No expiration	—	—
$150 million	1/30/2020	81,019	118,580

		$2,352,899	$1,713,755

*	Line has a $100 million MSR sublimit as disclosed in Note F.
**	Line had a $55 million MSR sublimit as disclosed in Note F.

All interest rates are variable based on a spread to the one month LIBOR.

As of December 31, 2018 and 2017, the Company had pledged mortgage loans at fair value as collateral under the above warehouse lines of credit. The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements. The Company was in compliance with all debt covenants as of December 31, 2018.